Summary of Significant Accounting Policies (Details)		6 Months Ended	12 Months Ended
	Oct. 25, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments | segment			1
Fixed asset impairment		$ 2,200,000	$ 400,000	$ 2,000,000	$ 0
Furniture
Property, Plant and Equipment [Line Items]
Estimated useful life of the asset			5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of the asset			3 years
Retained Earnings | Accounting Standards Update 2016-09
Property, Plant and Equipment [Line Items]
Cumulative effect of new accounting principle in period of adoption						$ 300,000
IVF Japan
Property, Plant and Equipment [Line Items]
Fixed fee revenue per treatment cycle	$ 1,000
Reimbursed amount of lab operations and personnel costs	$ 200,000		$ 55,000
Minimum
Property, Plant and Equipment [Line Items]
Short-term investments, maturity term			1 year
Minimum | Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of the asset			3 years
Maximum
Property, Plant and Equipment [Line Items]
Short-term investments, maturity term			2 years
Maximum | Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of the asset			5 years